Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

Schedule II – Valuation and Qualifying Accounts

	Beginning Balance	Charged to Costs and Expenses	Divestitures/ Acquisitions	Charge Offs	Recoveries	Currency Movement	Ending Balance
	(In thousands)
Accounts Receivable—
Allowance for Doubtful Accounts:
2015	$11,503	$2,561	$40	$(803)	$(4,353)	$(667)	$8,281
2014	3,390	1,184	9,845	(1,867)	(889)	(160)	11,503
2013	4,163	733	448	(1,391)	(520)	(43)	3,390
Inventories—
Excess and Obsolete Allowances:
2015	$31,823	$3,001	$2,755	$(12,744)	$(1,407)	$(897)	$22,531
2014	21,317	7,994	14,167	(10,908)	(1,413)	666	31,823
2013	23,954	5,632	—	(7,211)	(1,009)	(49)	21,317
Deferred Income Tax Asset—
Valuation Allowance:
2015	$157,317	$2,840	$(14,425)	$(1,823)	$(13,988)	$(12,850)	$117,071
2014	10,165	4,252	143,513	—	(415)	(198)	157,317
2013	7,498	496	3,064	—	(899)	6	10,165

All other financial statement schedules not included in this Annual Report on Form 10-K are omitted because they are not applicable.